RECEIVABLES (Tables)	12 Months Ended
Nov. 30, 2019
Trade and other receivables [abstract]
Schedule of trade receivable

	2019	2018
	$	$
Accounts receivable	25,299	151,362
Sales tax receivable	14,293	30,705
Other receivables	658,769	-

	698,361	182,067